Investment Properties - Summary of Fair Value Measurement Hierarchy of Investment Properties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 724	¥ 302
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	1,127	628
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	243	198
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 884	¥ 430